Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	TEMPLETON DEVELOPING MARKETS TRUST
Central Index Key	0000878087
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	May 01, 2016
Templeton Developing Markets Trust-12 | Templeton Developing Markets Trust | Class A
Risk/Return:
Trading Symbol	TEDMX
Templeton Developing Markets Trust-12 | Templeton Developing Markets Trust | Class C
Risk/Return:
Trading Symbol	TDMTX
Templeton Developing Markets Trust-12 | Templeton Developing Markets Trust | Advisor Class
Risk/Return:
Trading Symbol	TDADX
Templeton Developing Markets Trust-12 | Templeton Developing Markets Trust | Class R
Risk/Return:
Trading Symbol	TDMRX
Templeton Developing Markets Trust-12 | Templeton Developing Markets Trust | Class R6
Risk/Return:
Trading Symbol	FDEVX